                                                  ------------------------------
                                                          OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:
                                                  Expires:
                                                  Estimated average burden
                                                  hours per response
                                                  ------------------------------
                                                          SEC USE ONLY
                                                  ------------------------------
                                                  ------------------------------

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

    Report for the Calendar Year or Quarter Ended ___ 12/31/2006 __________

If amended report check here: [ ]               Amendment Number: _____

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address          (Street)          (City)          (State)        (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502 __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow           President, Director          (610)567-0320
-----------------------------------------------------------------------------
Name                              (Title)                   (Phone)

                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                               Conshohocken, PA     1/17/2007
                                               ---------------------------------
                                               (Place and Date of Signing)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                     105
Form 13F Information Table Value Total:            $    967,256
                                                    (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.:   Name:               13F File No.:   Name:
    --------------  --------------      --------------  --------------
1.  28-
    --------------  --------------   6. --------------  --------------
2.
    --------------  --------------   7. --------------  --------------
3.
    --------------  --------------   8. --------------  --------------
4.
    --------------  --------------   9. --------------  --------------
5.
    --------------  --------------  10. --------------  --------------

                                   FORM 13F

                               INFORMATION TABLE

                                                                                                              PAGE 1
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
A.G. Edwards, Inc.             Stock  281760108   1,560     24,645 Sole                    N/A         Shared
AT&T Inc                       Stock  00206r102   2,258     63,152 Sole                    N/A         Shared
Abercrombie & Fitch Co.        Stock    2896207   1,261     18,110 Sole                    N/A         Shared
Aeropostale, Inc.              Stock    7865108  18,746    607,267 Sole                    N/A         Shared
Alpharma, Inc.                 Stock  020813101  15,321    635,732 Sole                    N/A         Shared
Altera                         Stock  021441100   2,952    150,000 Sole                    N/A         Shared
American Eagle                 Stock  02553e106  17,958    575,384 Sole                    N/A         Shared
American Financial Group       Stock  025932104  16,540    460,591 Sole                    N/A         Shared
American Int'l Group           Stock  026874107   1,962     27,375 Sole                    N/A         Shared
Ametek                         Stock  031100100  22,713    713,334 Sole                    N/A         Shared
Amgen                          Stock  031162100     212      3,100 Sole                    N/A         Shared
Amphenol Corp                  Stock  032095101  21,601    347,961 Sole                    N/A         Shared
Anadarko Petroleum             Stock  032511107   1,188     27,305 Sole                    N/A         Shared
Armor Holdings                 Stock  042260109   4,253     77,535 Sole                    N/A         Shared
Bank of America                Stock  060505104   1,711     32,055 Sole                    N/A         Shared
Barr Pharmaceuticals           Stock  068306109   3,760     75,025 Sole                    N/A         Shared
Basic Energy Services, Inc.    Stock  06985p100  14,417    584,883 Sole                    N/A         Shared
Bear Stearns Companies         Stock  073902108   4,070     25,000 Sole                    N/A         Shared
Bed, Bath and Beyond           Stock  075896100   3,099     81,350 Sole                    N/A         Shared
Benchmark Electronics          Stock   0816H101  30,622  1,257,043 Sole                    N/A         Shared
Berkley W.R. Corp              Stock   84423102  32,637    945,720 Sole                    N/A         Shared
Biovail Corp                   Stock  09067J109     253     11,980 Sole                    N/A         Shared
Black and Decker               Stock  091797100   2,399     30,000 Sole                    N/A         Shared
C D W Corporation              Stock  12512n105  20,542    292,124 Sole                    N/A         Shared
CSX Corp                       Stock  126408103   2,927     85,000 Sole                    N/A         Shared
CVS Corp                       Stock  126650100   1,402     45,355 Sole                    N/A         Shared
Carpenter Technology           Stock  144285103  22,420    218,693 Sole                    N/A         Shared
Ceradyne, Inc.                 Stock  156710105   1,434     25,385 Sole                    N/A         Shared
Cigna Corp                     Stock  125509109   3,947     30,000 Sole                    N/A         Shared
Cisco Systems                  Stock  17275r102   1,678     61,415 Sole                    N/A         Shared
Conoco Phillips                Stock  20825c104     244      3,385 Sole                    N/A         Shared
Coventry Healthcare            Stock  222862104   2,504     50,037 Sole                    N/A         Shared
DSL.net Inc                    Stock  262506108       1     30,000 Sole                    N/A         Shared
Ensco International            Stock  26874q100   1,027     20,525 Sole                    N/A         Shared
First American Corp            Stock  318522307   2,034     50,000 Sole                    N/A         Shared
First Marblehead Corp          Stock  320771108  26,405    483,159 Sole                    N/A         Shared
Foot Locker                    Stock  344849104  18,186    829,295 Sole                    N/A         Shared
Forest Lab Inc.                Stock  345838106   4,188     82,775 Sole                    N/A         Shared
Fossil, Inc.                   Stock  349882100  16,417    727,050 Sole                    N/A         Shared
Fred's Inc.                    Stock  356108100  11,907    988,943 Sole                    N/A         Shared
General Dynamics               Stock  369550108   2,211     29,736 Sole                    N/A         Shared

                                                                                                              PAGE 2
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
General Electric               Stock  369604103     275      7,396 Sole                    N/A         Shared
Genesco, Inc.                  Stock  371532102  16,347    438,270 Sole                    N/A         Shared
Genworth Financial, Inc.       Stock  37247d106   2,395     70,000 Sole                    N/A         Shared
Grant Prideco Inc.             Stock  38821g101   1,794     45,100 Sole                    N/A         Shared
Hartford Financial Svcs        Stock  416515104   1,399     14,995 Sole                    N/A         Shared
HCC Insurance Holdings, Inc.   Stock  404132102  32,663  1,017,841 Sole                    N/A         Shared
Health Net, Inc.               Stock  42222G108  18,554    381,293 Sole                    N/A         Shared
Helen of Troy, Ltd             Stock  g4388n106  12,190    502,463 Sole                    N/A         Shared
Helix Energy Solutions         Stock  42330P107   2,720     86,700 Sole                    N/A         Shared
Hercules Offshore              Stock  427093109  12,247    423,765 Sole                    N/A         Shared
Insite Vision Inc.             Stock  457660108   1,391    897,500 Sole                    N/A         Shared
International Business
  Machines                     Stock  459200101   1,671     17,200 Sole                    N/A         Shared
International Rectifier Corp   Stock  460254105   8,282    214,940 Sole                    N/A         Shared
International Speedway Corp    Stock  460335201   7,257    142,190 Sole                    N/A         Shared
Johnson & Johnson              Stock  478160104     215      3,250 Sole                    N/A         Shared
Johnson Controls, Inc          Stock  478366107   5,654     65,806 Sole                    N/A         Shared
KLA-Tenecor                    Stock  482480100   4,229     85,000 Sole                    N/A         Shared
L-3 Communications             Stock  502424104   2,453     30,000 Sole                    N/A         Shared
LAM Research Corp              Stock  512807108  28,963    572,172 Sole                    N/A         Shared
Lincare Holdings               Stock  532791100  14,446    362,607 Sole                    N/A         Shared
Lincoln Electric Holdings      Stock  533900106   3,021     50,000 Sole                    N/A         Shared
Lincoln National Corp          Stock  534187109   4,295     64,689 Sole                    N/A         Shared
Maxim Integrated Products      Stock   5777K101   3,062    100,000 Sole                    N/A         Shared
Metal Management, Inc.         Stock  591097209  19,325    510,555 Sole                    N/A         Shared
Microsoft                      Stock  594918104     231      7,750 Sole                    N/A         Shared
Nabors Industries Ltd          Stock  G6359F103   3,417    114,730 Sole                    N/A         Shared
Navigators Group               Stock  638904102   1,889     39,205 Sole                    N/A         Shared
Netgear, Inc.                  Stock  64111q104  19,506    743,093 Sole                    N/A         Shared
Nike Inc. Cl. B                Stock  654106103   1,913     19,315 Sole                    N/A         Shared
Nokia Corporation              Stock  654902204   1,215     59,803 Sole                    N/A         Shared
Oil States Int'l               Stock  678026105  27,327    847,871 Sole                    N/A         Shared
Old Dominion Freight Lines     Stock  679580100  14,561    604,960 Sole                    N/A         Shared
Open Text Corp                 Stock  683715106  14,673    722,795 Sole                    N/A         Shared
Oregon Steel                   Stock  686079104     715     11,453 Sole                    N/A         Shared
Oshkosh Truck Corp.            Stock  688239201  22,354    461,669 Sole                    N/A         Shared
Overseas Shipping Group, Inc   Stock  690368105     958     17,015 Sole                    N/A         Shared
Patterson-UTI Energy           Stock  703481101  14,407    620,176 Sole                    N/A         Shared
Phelps Dodge Corp              Stock  717265102   1,134      9,470 Sole                    N/A         Shared
Phila Con. Holding Corp        Stock  717528103  27,758    622,926 Sole                    N/A         Shared
Portfolio Recovery Associates  Stock  73640Q105  22,364    478,995 Sole                    N/A         Shared
Reinsurance Group Of America   Stock  759351109  26,584    477,278 Sole                    N/A         Shared
Rent-A-Center, Inc.            Stock  76009N100  16,355    554,220 Sole                    N/A         Shared
Ruby Tuesday                   Stock  781182100  17,940    653,776 Sole                    N/A         Shared
Scansource                     Stock  806037107  21,673    712,919 Sole                    N/A         Shared
Sempra Energy                  Stock  816851109   4,675     83,425 Sole                    N/A         Shared
Sherwin Williams Co            Stock  824348106  36,115    568,022 Sole                    N/A         Shared
Skywest, Inc.                  Stock  830879102   2,704    106,014 Sole                    N/A         Shared

                                                                                                              PAGE 3
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
Southern Copper Corp           Stock  84265v105   3,503    65,000  Sole                    N/A         Shared
Stanley Works                  Stock  854616109     361     7,182  Sole                    N/A         Shared
Steel Dynamics                 Stock  858119100  16,111   496,480  Sole                    N/A         Shared
Syntel, Inc.                   Stock  87162h103   1,175    43,830  Sole                    N/A         Shared
Telefonos de Mexico SA         Stock  879403780   1,472    52,081  Sole                    N/A         Shared
Tellabs                        Stock  879664100   2,565   250,000  Sole                    N/A         Shared
Teva Pharmaceutical            Stock  881624209     961    30,935  Sole                    N/A         Shared
Thor Industries, Inc.          Stock  885160101   1,945    44,215  Sole                    N/A         Shared
Toro Co.                       Stock  891092108  13,792   295,779  Sole                    N/A         Shared
United Technologies            Stock  913017109   2,153    34,440  Sole                    N/A         Shared
Valero Energy Corp             Stock  91913y100     920    17,975  Sole                    N/A         Shared
Watsco, Inc.                   Stock  942622200  14,690   311,497  Sole                    N/A         Shared
Wellpoint, Inc.                Stock  94973V107   1,950    24,785  Sole                    N/A         Shared
Wesco International, Inc.      Stock  95082P105  11,939   203,012  Sole                    N/A         Shared
World Acceptance Corp          Stock  981419104  20,925   445,696  Sole                    N/A         Shared
YRC Worldwide Inc.             Stock  984249102   4,019   106,520  Sole                    N/A         Shared
Zions Bancorp                  Stock  989701107   2,492    30,225  Sole                    N/A         Shared